Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	FOXO Technologies Operating Company Series A Preferred Stock	FOXO Technologies Operating Company Class A Common Stock	FOXO Technologies Operating Company Class B Common Stock	FOXO Technologies Inc. Class A Common Stock	FOXO Technologies Inc. Treasury Stock	Additional Paid-in- Capital	Accumulated Deficit	Stockholder Subscription Receivable	Total
Balance at Dec. 31, 2020	$ 21,854					$ 4,104	$ (13,488)	$ (3,750)	$ 8,720
Balance (in Shares) at Dec. 31, 2020	8,000,000		2,000,000
Activity prior to the business combination:
Net loss							(38,488)		(38,488)
Lease contributions						547			547
Stock based compensation						238			238
Subscriptions received								3,750	3,750
Warrants issued						13			13
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)		30,000
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		208
Balance at Dec. 31, 2021	$ 21,854					4,902	(51,976)		(25,220)
Balance (in Shares) at Dec. 31, 2021	8,000,000	30,208	2,000,000
Activity prior to the business combination:
Net loss							(12,367)		(12,367)
Lease contributions						136			136
Stock based compensation						251			251
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		14,946
Balance at Mar. 31, 2022	$ 21,854					5,289	(64,343)		(37,200)
Balance (in Shares) at Mar. 31, 2022	8,000,000	45,154	2,000,000
Balance at Dec. 31, 2021	$ 21,854					4,902	(51,976)		(25,220)
Balance (in Shares) at Dec. 31, 2021	8,000,000	30,208	2,000,000
Activity prior to the business combination:
Warrant repurchase						(507)			(507)
Issuance of shares for consulting agreement						6,900			6,900
Issuance of shares for consulting agreement (in Shares)		1,500,000
Net loss							(45,437)		(45,437)
Lease contributions						225			225
Stock based compensation						716			716
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		14,946
Net loss							(49,818)		(49,818)
Equity-based compensation				$ 1		10,363			10,364
Equity-based compensation (in Shares)				5,517,000
Cantor Commitment Fee						1,600			1,600
Cantor Commitment Fee (in Shares)				190,476
Vendor share issuance						376			376
Vendor share issuance (in Shares)				300,000
Share repurchase and forward purchase agreement settlement						(1,156)			(1,156)
Share repurchase and forward purchase agreement settlement (in Shares)					(2,140,761)
Balance at Dec. 31, 2022				$ 3		153,936	(147,231)		6,708
Balance (in Shares) at Dec. 31, 2022				29,669,830	(2,140,761)
Activity prior to the business combination:
Conversion of Series A Preferred Stock	$ (21,854)					21,854
Conversion of Series A Preferred Stock (in Shares)	(8,000,000)	8,000,000
Conversion of Bridge Loans						88,975			88,975
Conversion of Bridge Loans (in Shares)		15,172,729
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)		2,000,000	(2,000,000)
Conversion of existing Class A Common Stock				$ 1					1
Conversion of existing Class A Common Stock (in Shares)		(26,717,883)		15,518,705
Reverse recapitalization				$ 1		19,688			19,689
Reverse recapitalization (in Shares)				8,143,649
Net loss							(7,639)		(7,639)
Stock based compensation						901			901
Stock based compensation (in Shares)				(111,000)
Balance at Mar. 31, 2023				$ 3		$ 154,837	$ (154,870)		$ (30)
Balance (in Shares) at Mar. 31, 2023				29,558,830	(2,140,761)